Shareholders’ Equity - Schedule of Expenses Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Expenses Recognized [Line Items]
Total	$ 51	$ 100	$ 130
Research and development expenses [Member]
Schedule of Expenses Recognized [Line Items]
Total	41	83	111
General and administrative expenses [Member]
Schedule of Expenses Recognized [Line Items]
Total	$ 10	$ 17	$ 19